Commitments and Contingencies (Details) - Schedule of operating lease liabilities	Dec. 31, 2020 USD ($)
Schedule of operating lease liabilities [Abstract]
2021	$ 301
2022	713
2023	735
2024	757
2025	779
Thereafter	461
Total undiscounted lease payments	3,746
Less: imputed interest	(680)
Total discounted lease payments	3,066
Less: Current portion of lease liability	(424)
Noncurrent portion of lease liability	$ 2,642